Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data
21.	Quarterly Financial Data — Unaudited

The following tables represent unaudited quarterly financial data for the years ended December 31, 2011 and 2010. In the opinion of management, all adjustments necessary to present fairly the results of operations for such periods have been made. Total revenue, net (loss) income before income taxes and net (loss) income include realized gains or losses on the sale of investments and other. We cannot anticipate when or if similar gains or losses may occur in the future. Since financial results rely heavily on estimates, caution should be used in drawing specific conclusions from quarterly consolidated results.

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2011
Total revenue	$297.2	$336.4	$306.2	$318.6
Net (loss) income before income taxes	(96.7)	30.7	(4.0)	8.1
Net (loss) income	(94.1)	21.6	(10.8)	1.4
Net (loss) income per common share
Basic*	$(3.42)	$0.79	$(0.39)	$0.05
Diluted*	$(3.42)	$0.78	$(0.39)	$0.05

Comprehensive (loss) income	$(86.2)	$31.3	$(61.9)	$27.1

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2010
Total revenue	$372.3	$362.4	$333.3	$316.5
Net income before income taxes	38.7	34.3	33.2	15.7
Net income	23.9	27.3	24.2	11.3
Net income per common share
Basic*	$0.78	$0.91	$0.83	$0.40
Diluted*	$0.77	$0.90	$0.82	$0.39

Comprehensive income (loss)	$29.8	$27.6	$84.1	$(14.6)

*	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.

“Total revenue” for June 30, 2011 and September 30, 2011 will not agree to “Total revenue” in our quarterly reports on Form 10-Q filed in 2011. At December 31, 2011 derivative accounting was applied to two reinsurance contracts. The expense for these contracts is now reflected in “Other reinsurance-related expense” in the Consolidated Statement of Loss. In the previously filed Quarterly Reports the expense was reflected as a reduction to earned premiums. See Note 6, “Derivative Instruments,” for additional information on these transactions.